UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440

Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California        August 13, 2008
------------------------         ----------------------       ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:   $ 234,013
                                         (thousands)

List of Other Included Managers:

1.   28-10801       JLF Offshore Fund, Ltd.
2.   28-11901       JLF Partners I, L.P.
     --------       ------------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                            June 30, 2008
          COLUMN 1                COLUMN 2      COLUMN 3    COL 4        COLUMN 5          COLUMN 6     COL 7           COLUMN 8

                                                           MARKET
                                  TITLE OF        CUSIP     VALUE   SHRS OR   SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER   (x1000)  PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE      SHARED NONE
A POWER ENERGY GENERAT SYS L   COM              G04136100  93,546   3,510,180 SH        Shared-Defined  1,2    3,510,180  0     0
ABERCROMBIE & FITCH CO         CL A             002896207   4,701      75,000 SH        Shared-Defined  1,2       75,000  0     0
ATA INC                        SPONS ADR        00211V106   1,108      85,170 SH        Shared-Defined  1,2       85,170  0     0
CEC ENTMT INC                  COM              125137109     308      11,000 SH        Shared-Defined  1,2       11,000  0     0
CHINA INFORMATION SEC TECH I   COM              16944F101  23,182   4,095,713 SH        Shared-Defined  1,2    4,095,713  0     0
CHATTEM INC                    COM              162456107  10,050     154,500 SH        Shared-Defined  1,2      154,500  0     0
E COM VENTURES INC             COM NEW          26830K205  10,038     600,703 SH        Shared-Defined  1,2      600,703  0     0
FINISH LINE INC                CL A             317923100   2,526     290,300 SH        Shared-Defined  1,2      290,300  0     0
GENOPTIX INC                   COM              37243V100  11,590     367,369 SH        Shared-Defined  1,2      367,369  0     0
HECKMANN CORP                  *W EXP 11/09/201 422680116     726     284,700 SH        Shared-Defined  1,2      284,700  0     0
MADDEN STEVEN LTD              COM              556269108   5,247     285,500 SH        Shared-Defined  1,2      285,500  0     0
MAIDEN HOLDINGS LTD            SHS              G5753U112  11,627   1,816,723 SH        Shared-Defined  1,2    1,816,723  0     0
MANITEK INTL INC               COM              563420108  13,130   2,564,517 SH        Shared-Defined  1,2    2,564,517  0     0
MOTORCAR PTS AMER INC          COM              620071100     460      60,989 SH        Shared-Defined  1,2       60,989  0     0
NORTH AMERN ENERGY PARTNERS    COM              656844107   6,905     318,500 SH        Shared-Defined  1,2      318,500  0     0
RENESOLA LTD                   SPONS ADS        75971T103   5,482     316,900 SH        Shared-Defined  1,2      316,900  0     0
RENT A CTR INC NEW             COM              76009N100   3,873     188,300 SH        Shared-Defined  1,2      188,300  0     0
RICKS CABARET INTL INC         COM NEW          765641303   8,361     497,683 SH        Shared-Defined  1,2      497,683  0     0
SPORTS PPTYS ACQUISITION COR   UNIT 99/99/9999  84920F206   1,044     106,000 SH        Shared-Defined  1,2      106,000  0     0
TERRA INDS INC                 COM              880915103  14,336     290,500 SH        Shared-Defined  1,2      290,500  0     0
ULTRALIFE CORP                 COM              903899102   3,329     311,410 SH        Shared-Defined  1,2      311,410  0     0
VISIONCHINA MEDIA INC          SPONS ADR        92833U103   2,444     154,000 SH        Shared-Defined  1,2      154,000  0     0

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